CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net revenues:
-Non-related parties	$ 3,363,274	$ 2,958,058	$ 1,637,966
-Related parties	104,352	2,569	16,390
Total net revenues	3,467,626	2,960,627	1,654,356
Cost of revenues
-Non-related parties	2,821,972	2,375,025	1,363,048
-Related parties	68,884	4,608	15,613
Total cost of revenues	2,890,856	2,379,633	1,378,661
Gross profit	576,770	580,994	275,695
Operating expenses:
Selling expenses	149,710	125,797	88,426
General and administrative expenses	162,633	76,826	44,768
Research and development expenses	17,056	12,057	11,685
Total operating expenses	329,399	214,680	144,879
Income from operations	247,371	366,314	130,816
Other income (expenses):
Interest expense	(54,148)	(48,906)	(46,244)
Interest income	16,831	14,363	11,973
Gain (loss) on change in fair value of derivatives	(12,196)	19,656	10,764
Foreign exchange gain (loss)	22,882	(32,219)	(51,469)
Investment income	2,342
Others	389	1,623	428
Other expenses, net	(23,900)	(45,483)	(74,548)
Income before income taxes and equity in earnings (loss) of unconsolidated investees	223,471	320,831	56,268
Income tax expense	(49,512)	(77,431)	(7,639)
Equity in earnings (loss) of unconsolidated investees	(643)	487	(3,064)
Net income	173,316	243,887	45,565
Less: net income attributable to non-controlling interests	1,455	4,385	13,906
Net income attributable to Canadian Solar Inc.	$ 171,861	$ 239,502	$ 31,659
Earnings per share - basic	$ 3.08	$ 4.40	$ 0.68
Shares used in computation - basic	55,728,903	54,408,037	46,306,739
Earnings per share - diluted	$ 2.93	$ 4.11	$ 0.63
Shares used in computation - diluted	60,426,056	59,354,615	50,388,284